Leases - Summary of Components of Lease Cost (Details) - Southern Airways Corporation $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Lease Cost [Line Items]
Total lease cost	$ 10,928
Aircraft rent
Lease Cost [Line Items]
Operating lease costs	4,483
Variable lease cost	922
Engine reserves	2,727
Airport-related and other operating expenses
Lease Cost [Line Items]
Operating lease costs	380
Short-term lease cost	$ 2,416